CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN SHAREHOLDER'S DEFICIT - USD ($)		Total	Class A Ordinary Shares [Member]	Class B Ordinary Shares [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]
Beginning balance at Jun. 17, 2025		$ 0	$ 0	$ 0	$ 0	$ 0
Beginning balance, shares at Jun. 17, 2025			0	0
Net income(loss)		(28,197)	$ 0	$ 0	0	(28,197)
Ending balance at Jun. 30, 2025		(3,197)	$ 0	$ 575	24,425	(28,197)
Ending balance, shares at Jun. 30, 2025			0	5,750,000
Issuance of Class B ordinary shares to Sponsor, shares				5,750,000
Issuance of Class B ordinary shares to Sponsor		25,000	$ 0	$ 575	24,425	0
Beginning balance at Jun. 17, 2025		0	$ 0	$ 0	0	0
Beginning balance, shares at Jun. 17, 2025			0	0
Net income(loss)		(110,178)	$ 0	$ 0	0	(110,178)
Ending balance at Dec. 31, 2025		(85,178)	$ 0	$ 575	24,425	(110,178)
Ending balance, shares at Dec. 31, 2025			0	5,750,000
Issuance of Class B ordinary shares to Sponsor, shares				5,750,000
Issuance of Class B ordinary shares to Sponsor	[1]	25,000	$ 0	$ 575	24,425	0
Accretion for Class A Ordinary Shares to redemption amount		(20,055,836)	$ 0	0	(7,733,416)	(12,322,420)
Sale of 279,465 Private Placement Units			279,465
Sale of 279,465 Private Placement Amount		1,813,238	$ 28	0	1,813,210	0
Sale of 768,529 Restricted Units			768,529
Sale of 768,529 Restricted, Amount		981,412	$ 77	0	981,335	0
Fair value of Public Warrants at issuance		974,625	0	0	974,625	0
Fair value of rights included in Public units		4,398,750	0	0	4,398,750	0
Allocated value of transaction costs to Class A shares		(458,929)	0	0	(458,929)	0
Net income(loss)		648,348	0	0	0	648,348
Ending balance at Mar. 31, 2026		(11,783,570)	$ 105	$ 575	0	(11,784,250)
Ending balance, shares at Mar. 31, 2026			1,047,994	5,750,000
Accretion for Class A Ordinary Shares to redemption amount		(1,535,419)	$ 0	$ 0	0	(1,535,419)
Net income(loss)		687,454	0	0	0	687,454
Ending balance at Jun. 30, 2026		$ (12,631,535)	$ 105	$ 575	$ 0	$ (12,632,215)
Ending balance, shares at Jun. 30, 2026			1,047,994	5,750,000

[1]	This number includes an aggregate of up to 750,000 Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters. On February 6, 2026, the underwriters exercised their over-allotment option in full to be settled as part of the closing of the Initial Public Offering. As a result of the underwriters’ election to fully exercise their over-allotment option, 750,000 Founder Shares are no longer subject to forfeiture by the Sponsor (Note 4).